As filed with the Securities and Exchange Commission on August 10, 1998.

                                                             File No. 2-30465
                                                             File No. 811-1745
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                       Pre-Effective Amendment No. ___                    |_|

                       Post-Effective Amendment No. 49                    |X|

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

                                Amendment No. 33                          |X|

                                 WPG TUDOR FUND
                                 --------------
               (Exact name of Registrant as Specified in Charter)

                        ONE NEW YORK PLAZA, NEW YORK, NEW
                        ---------------------------------
                        YORK 10004 (Address of Principal
                          Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332

                        JAY C. NADEL, WEISS, PECK & GREER
                        ONE NEW YORK PLAZA, NEW YORK, NEW
                        ---------------------------------
                         YORK 10004 (Name and Address of
                               Agent for Service)

                                   Copies to:
                              Ernest V. Klein, Esq.
                                  Hale and Dorr
                                 60 State Street
                                Boston, MA 02109


       It is proposed that this filing will become effective:

          __  immediately upon filing pursuant to paragraph (b) of Rule 485
          X   on September 1, 1998 pursuant to paragraph (b) of Rule 485
          __
          __  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          __  on ___________ pursuant to paragraph (a)(1) of Rule 485
          __  75 days after filing pursuant to paragraph (a)(2) of Rule 485 ___
          __  on ___________ pursuant to paragraph (a)(2) of Rule 485

                     STATEMENT OF INCORPORATION BY REFERENCE

         The prospectus (Part A) and statement of additional information (Part
B) contained in Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on June 12, 1998 are hereby incorporated by reference in their entirety into this Post-Effective Amendment No. 49. The Trust's Annual Report also contained in Post-Effective Amendment No. 48 filed on June 12, 1998 is hereby incorporated by reference into the statement of additional information so incorporated by reference herein.

                                 WPG TUDOR FUND

                            PART C. OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

            (a)      Financial Statements -

            Included in Part A:

            Financial Highlights for the ten year period ended December 31, 1997.

            Included in Part B:

            Schedule of Investments.

            Statement of Assets and Liabilities at December 31, 1997.

            Statement of Operations for the year ended December 31, 1997.

            Statements of Changes in Net Assets for years ended
            December 31, 1996 and December 31, 1997.

            Notes to Financial Statements.

            Financial Highlights.

            Independent Auditor's Report.

            (b) Exhibits - (Exhibits previously filed are incorporated by reference to the filing containing such exhibit which is identified in the description of the exhibit.)

            EXHIBIT
            NUMBER                          DESCRIPTION
            ------                          -----------

            1(a) Amended and Restated Declaration of Trust dated May 1, 1993 of Registrant.
                       (Previously filed with Post-Effective
                       Amendment No. 47 on April 30, 1998)

            1(b) Certificate of Amendment dated October 28, 1993 to the Amended and Restated Declaration of Trust. (Previously filed with Post-Effective Amendment No. 47 on April 30, 1998)

            2 By-Laws of Registrant. (Previously filed with Post-Effective Amendment No. 47 on April 30, 1998)

            3          Not Applicable.

            4          Not Applicable.

            5(a) Form of Investment Advisory Agreement between Registrant and Weiss, Peck & Greer, L.L.C. (Previously filed with Post-Effective Amendment No. 48 on June 12,
                       1998)

            5(b)       Administration Agreement between Registrant and
                       Weiss, Peck & Greer, L.L.C. (Previously filed with Post-Effective Amendment No. 47 on April 30, 1998)

            6          Principal Underwriting Agreement.  (Filed herewith)

            7          Not Applicable.

            8 Custodian Agreement between Registrant and The Boston Safe Deposit and Trust Company dated as of March 20, 1989. (Previously filed with Post-Effective Amendment No. 47 dated April 30, 1998)

            9(a)       Transfer Agency Agreement between
                       Registrant and The Boston Safe Deposit
                       and Trust Company dated March 20, 1989.
                       (Previously filed with Post-Effective
                       Amendment No. 47 dated April 30, 1998)

            9(b) Accounting Services Agreement between Registrant and The Boston Company Advisors, Inc. dated March 20, 1989. (Previously filed with Post-Effective Amendment No. 47 dated April 30, 1998)

            10 Opinion and Consent of Hale and Dorr LLP. (Previously filed with Post-Effective Amendment No. 47 dated April 30, 1998)

            11         Consent of KPMG Peat Marwick LLP.  (Filed herewith)

            12         Not Applicable.

            14         Not Applicable.

            15         Not Applicable.

            16         Not Applicable.

            17         Financial Data Schedule.  (Filed herewith)

            18         Not Applicable.

            19 Powers of Attorney. (Previously filed with Post-Effective Amendment No. 47 dated April 30, 1998)

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
            --------------------------------------------------------------

            Not Applicable.

Item 26.    NUMBER OF HOLDERS OF SECURITIES (AS OF JULY 31, 1998).
            ------------------------------------------------------

            TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
            --------------                     ------------------------

            Shares of Beneficial
            Interest par value
            $.33-1/3 per share                       3,928

Item 27.    INDEMNIFICATION.
            ----------------

            Reference is made to Article VIII of the Registrant's
            Declaration of Trust and Article V of the Registrant's
            By-Laws.

            Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

            The Registrant understands that in the opinion of the Securities and Exchange Commission (the "Commission") an indemnification provision does not violate Section 17(h) of the 1940 Act if it precludes indemnification for any liability whether or not there is an adjudication of liability, arising by reason of disabling conduct. Reasonable and fair means for determining whether indemnification shall be made include

            (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the preceding ("disinterested non-party trustees"), or (b) an independent legal counsel in a written opinion. The Registrant further understanding that in a Commission's view the dismissal of either a court action or an administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would provide reasonable assurance that he was not liable by reason of disabling conduct. A determination by the vote of a majority of a quorum of disinterested nonparty trustees would also provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

            The Registrant further understands that the Commission believes that an indemnification provision does not violate
            Section 17(h) of the 1940 Act simply because it requires or permits the Registrant to advance attorney's fees or other expenses incurred by its trustees, officers or investment adviser in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as the provision also requires at least one of the following as a condition to the advance: (1) the indemnitee shall provide security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested nonparty trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The Registrant is also aware that the Commission believes that an improper indemnification payment or advance of legal expenses could constitute a breach of fiduciary duty involving personal misconduct under Section 36 of the 1940 Act or an unlawful and willful conversion of an investment company's assets under Section 37 of the 1940 Act.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

            Weiss, Peck & Greer, L.L.C. carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by Weiss, Peck & Greer, L.L.C. Under this policy, outside directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board. A pro rata share of the premium for this coverage is charged to each investment company.

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
            -----------------------------------------------------

            The business and other connections of the officers and directors of Weiss, Peck & Greer, L.L.C. are listed on the Form ADV of Weiss, Peck & Greer, L.L.C. as currently on file with the Commission (File No. 801-6604), the text of which is hereby incorporated by reference.

Item 29.    PRINCIPAL UNDERWRITERS.
            -----------------------

            (a)[_______________], the principal underwriter of Shares of the
               Registrant (the "Principal Underwriter"), acts as principal underwriter to each investment company in the Weiss, Peck & Greer Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax-Free Money Market Fund, WPG Core Bond Fund, WPG Intermediate-Term Municipal Bond Fund and WPG Quantitative Equity Fund; Weiss, Peck & Greer International Fund; WPG Growth Fund; WPG Growth and Income Fund; RWB/WPF U.S. Large Stock Fund; and Tomorrow Funds Retirement Trust.

            (b)      Directors and Officers of [_______________]:



            NAME AND PRINCIPAL       POSITIONS AND OFFICES         POSITIONS AND OFFICES WITH
             BUSINESS ADDRESS           WITH UNDERWRITER                  REGISTRANT
            ---------------------    -------------------------     --------------------------

            (c) The Principal Underwriter does not receive compensation from the Registrant for serving as the Registrant's principal underwriter.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS.
            ---------------------------------

            All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:


            NAME                                 ADDRESS
            ----                                 -------

            WPG Tudor Fund                       One New York Plaza
                                                 New York, NY  10004

            The Boston Safe Deposit              One Boston Place
            and Trust Company                    Boston, MA  02109

            First Data Investor                  P.O. Box 9037
            Services Group, Inc.                 Boston, MA  02205

Item 31.    MANAGEMENT SERVICES.
            --------------------

            Not Applicable.

Item 32.    UNDERTAKINGS.
            -------------

            (a)      Not Applicable.

            (b)      Not Applicable.

            (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the 1940 Act from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of August, 1998.


                                 WPG TUDOR FUND


                                 /S/ FRANCIS H. POWERS
                                 Francis H. Powers,
                                 Executive Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                               DATE
---------                          -----                               ----

/S/ ROGER J. WEISS             Chairman of the                August 10, 1998
Roger J. Weiss                 Board (Principal
                               Executive Officer)
                               and Trustee


/S/ FRANCIS H. POWERS          Executive Vice                 August 10, 1998
Francis H. Powers              President and
                               Treasurer
                               (Principal
                               Financial and
                               Accounting Officer)

RAYMOND R. HERRMANN, JR.*      Trustee                        August 10, 1998
Raymond R. Herrmann, Jr.

LAWRENCE J. ISRAEL*            Trustee                        August 10, 1998
Lawrence J. Israel

SIGNATURE                          TITLE                               DATE
---------                          -----                               ----


GRAHAM E. JONES*                 Trustee                      August 10, 1998
Graham E. Jones

PAUL MEEK*                       Trustee                      August 10, 1998
Paul Meek

WILLIAM B. ROSS*                 Trustee                      August 10, 1998
William B. Ross

ROBERT A. STRANIERE*             Trustee                      August 10, 1998
Robert A. Straniere



*         By:        /S/ FRANCIS H. POWERS                    August 10, 1998
                     --------------------
                     Francis H. Powers
                     Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT              DESCRIPTION
-------              -----------

11                   Consent of KPMG Peat Marwick LLP.

17                   Financial Data Schedule.